Fees Summary	Jun. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,952,000
Previously Paid Amount	0.00
Total Fee Amount	605.05
Total Offset Amount	0.00
Net Fee	605.05
Narrative - Max Aggregate Offering Price	$ 3,952,000
Final Prospectus	true